2018 REGISTERED DIRECT OFFERING - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 02, 2018	Jun. 29, 2018	Jun. 28, 2018	Jun. 29, 2018	Jun. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	May 14, 2019	Feb. 24, 2017
Stock Issued During Period, Value, Warrants Exercised								$ 932,728
Derivative Liability	$ 2,397,454									$ 1,628,113	$ 2,996,110
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)						$ 108,944	$ (40,187)	$ 679,271	$ 1,824,175
Class Of Series G Warrant [Member]
Stock Issued During Period, Shares, New Issues						0	0	0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						6,802,500		6,802,500
Registered Direct Offering 2018 [Member]
Stock Issued During Period, Shares, New Issues	9,070,000		9,070,000		9,070,000
Shares Issued, Price Per Share			$ 0.50		$ 0.50
Number Of Warrants Per Unit					0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.70		$ 0.70
Common Stock, Shares Subscribed but Unissued	9,070,000
Proceeds from Subscribed but Unissued Common Stock and Warrants	$ 4,461,248		$ 4,500,000	$ 4,500,000
Payments of Stock Issuance Costs			$ 74,000	74,000
Cash Price Per Each Common Stock Underlying Warrants		$ 0.11		$ 0.11		$ 0.11
Allocation Of Remaining Proceeds To Common Stock Subscribed and Unissued	$ 2,063,794
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)						$ 0	$ 0	$ 0	$ 1,169,073
Registered Direct Offering 2018 [Member] | Class Of Series G Warrant [Member]
Percentage Of Class Of Warrant Or Right Held			20.00%		20.00%